UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MAK Capital One LLC

Address:   590 Madison Avenue, 9th Floor, New York, New York 10022


Form 13F File Number: 028-12344


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Kaufman                New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      268,121
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-05431             Sunrise Partners Limited Partnership
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
AGILYSYS INC                 COM              00847J105   30,334 5,284,648 SH       SOLE                5,284,648         0    0
AGILYSYS INC                 COM              00847J105   10,173 1,772,286 SH       DEFINED    1                0 1,772,286    0
AMARIN CORP PLC              SPONS ADR NEW    23111206     5,941   813,800 SH       SOLE                  813,800         0    0
AMARIN CORP PLC              SPONS ADR NEW    23111206     1,261   172,743 SH       DEFINED    1                0   172,743    0
CHAMPION ENTERPRISES INC     NOTE 2.750% 11/0 158496AC3        -    59,000 PRN      SOLE                   59,000         0    0
CHAMPION ENTERPRISES INC     NOTE 2.750% 11/0 158496AC3        -    25,920 PRN      DEFINED    1                0    25,920    0
ELECTRONIC ARTS INC          COM              285512109    4,365   223,500 SH       SOLE                  223,500         0    0
ELECTRONIC ARTS INC          COM              285512109      740    37,875 SH       DEFINED    1                0    37,875    0
EQUITABLE RES INC            COM              26884L109   58,584 1,174,034 SH       SOLE                1,174,034         0    0
EQUITABLE RES INC            COM              26884L109   10,633   213,077 SH       DEFINED    1                0   213,077    0
EXXON MOBIL CORP             COM              30231G102   33,904   403,000 SH       SOLE                  403,000         0    0
EXXON MOBIL CORP             COM              30231G102    5,847    69,500 SH       DEFINED    1                0    69,500    0
MICROSOFT CORP               COM              594918104   15,483   609,800 SH       SOLE                  609,800         0    0
MICROSOFT CORP               COM              594918104    2,493    98,200 SH       DEFINED    1                0    98,200    0
MOSAIC CO                    COM              61945A107   25,239   320,500 SH       SOLE                  320,500         0    0
MOSAIC CO                    COM              61945A107    4,127    52,407 SH       DEFINED    1                0    52,407    0
NEUROBIOLOGICAL TECHNOLOGIES COM              64124W106      381 3,627,192 SH       SOLE                3,627,192         0    0
NEUROBIOLOGICAL TECHNOLOGIES COM              64124W106      167 1,592,865 SH       DEFINED    1                0 1,592,865    0
ZYGO CORP                    COM              989855101   47,627 3,257,675 SH       SOLE                3,257,675         0    0
ZYGO CORP                    COM              989855101   10,821   740,183 SH       DEFINED    1                0   740,183    0


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